Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals 1) - $ / shares	1 Months Ended		12 Months Ended
	Aug. 29, 2017	Jul. 27, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation Methods			Depreciation and amortization are computed on the straight-line basis over the shorter of the estimated useful lives or lease terms (in the case of leasehold improvements) of the related assets
Shares excluded from calculation of EPS			1,899,473	1,899,552
Repurchase of common stock		97,084	69,535
Percent of outstanding shares		5.00%
Average price (in dollars per share)			$ 15.30	$ 10.00
Stock Option
Property, Plant and Equipment [Line Items]
Stock granted	152,080
Restricted Stock
Property, Plant and Equipment [Line Items]
Stock granted	62,700
Minimum | Premises
Property, Plant and Equipment [Line Items]
Estimated Useful Lives			20 years
Minimum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives			3 years
Maximum | Premises
Property, Plant and Equipment [Line Items]
Estimated Useful Lives			30 years
Maximum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives			10 years